CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	COMMON STOCK OUTSTANDING [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	RETAINED EARNINGS [Member]	ACCUMULATED OTHER COMPREHENSIVE LOSS [Member]	COST OF SHARES IN TREASURY [Member]	NON-CONTROLLING INTEREST [Member]
Beginning balance at Jan. 02, 2010		$ 62.8	$ 81.0	$ 706.4	$ (42.8)	$ (325.4)
Total Wolverine World Wide, Inc. equity	544.0	64.0	108.3	789.7	(41.1)	(376.9)
Stock-based compensation expense			11.5
Net earnings attributable to Wolverine World Wide, Inc.	104.5			104.5
Common stock acquired for treasury (2012 - 354,411 shares; 2011 - 1,895,893 shares; 2010 - 1,832,193 shares)						(52.1)
Common stock issued under stock incentive plans, net of forfeitures (2012 - 1,496,214 shares; 2011 - 1,043,019 shares; 2010 - 1,212,463 shares)		1.2
Other comprehensive income (loss)	106.2				1.7
Amounts associated with common stock issued under stock incentive plans:
Proceeds over par value			6.3
Income tax benefits			4.1
Cash dividends declared (2012 - $0.48 per share; 2011 - $0.48 per share; 2010 - $0.44 per share)				(21.2)
Issuance of performance-based shares (2012 - 197,304 shares; 2011 - 206,148 shares; 2010 - 215,027 shares)			5.2
Foreign currency translation	(2.9)
Issuance of treasury shares (2012 - 20,766 shares; 2011 - 24,354 shares; 2010 - 25,829 shares)			0.2			0.6
TOTAL STOCKHOLDERS' EQUITY	544.0
Ending balance at Jan. 01, 2011	544.0	64.0	108.3	789.7	(41.1)	(376.9)
Total Wolverine World Wide, Inc. equity	578.7	65.0	138.6	889.8	(71.0)	(443.7)
Stock-based compensation expense			14.0
Net earnings attributable to Wolverine World Wide, Inc.	123.3			123.3
Common stock acquired for treasury (2012 - 354,411 shares; 2011 - 1,895,893 shares; 2010 - 1,832,193 shares)						(67.4)
Common stock issued under stock incentive plans, net of forfeitures (2012 - 1,496,214 shares; 2011 - 1,043,019 shares; 2010 - 1,212,463 shares)		1.0
Other comprehensive income (loss)	93.4				(29.9)
Amounts associated with common stock issued under stock incentive plans:
Proceeds over par value			4.9
Income tax benefits			4.1
Cash dividends declared (2012 - $0.48 per share; 2011 - $0.48 per share; 2010 - $0.44 per share)				(23.2)
Issuance of performance-based shares (2012 - 197,304 shares; 2011 - 206,148 shares; 2010 - 215,027 shares)			7.6
Foreign currency translation	(11.3)
Issuance of treasury shares (2012 - 20,766 shares; 2011 - 24,354 shares; 2010 - 25,829 shares)			(0.3)			0.6
TOTAL STOCKHOLDERS' EQUITY	578.7
Ending balance at Dec. 31, 2011	578.7	65.0	138.6	889.8	(71.0)	(443.7)
Total Wolverine World Wide, Inc. equity	642.4	66.5	173.9	946.8	(87.5)	(457.3)	1.3
Stock-based compensation expense			15.0
Net earnings attributable to Wolverine World Wide, Inc.	80.7			80.7			0.1
Common stock acquired for treasury (2012 - 354,411 shares; 2011 - 1,895,893 shares; 2010 - 1,832,193 shares)						(14.1)
Common stock issued under stock incentive plans, net of forfeitures (2012 - 1,496,214 shares; 2011 - 1,043,019 shares; 2010 - 1,212,463 shares)		1.5
Other comprehensive income (loss)	64.2				(16.5)
Amounts associated with common stock issued under stock incentive plans:
Proceeds over par value			9.6
Income tax benefits			11.0
Capital contribution from non-controlling interest							1.2
Cash dividends declared (2012 - $0.48 per share; 2011 - $0.48 per share; 2010 - $0.44 per share)				(23.7)
Issuance of performance-based shares (2012 - 197,304 shares; 2011 - 206,148 shares; 2010 - 215,027 shares)			(0.3)
Foreign currency translation	5.7
Issuance of treasury shares (2012 - 20,766 shares; 2011 - 24,354 shares; 2010 - 25,829 shares)						0.5
TOTAL STOCKHOLDERS' EQUITY	643.7
Ending balance at Dec. 29, 2012	$ 642.4	$ 66.5	$ 173.9	$ 946.8	$ (87.5)	$ (457.3)	$ 1.3